Nature of Business and Organization - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Sep. 30, 2024
ALE Group Holding Limited (“ALE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A BVI company ● Incorporated on January 22, 2020
Ownership
Principal activities	Investment holding
ALE (BVI) Limited (“BVI Sub”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A BVI company ● Incorporated on February 20, 2020
Ownership	100% owned by ALE
Principal activities	Investment holding
ALE Corporate Services Ltd (“ALECS”),[Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on June 30, 2014
Ownership	100% owned by BVI Sub
Principal activities	Providing accounting and corporate consulting services to small and medium-sized businesses